SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation	$ 374	$ 239	$ 131
Research and development expenses, net	5,062	5,215	4,163
Research and Development Expense [Member]
Payroll and related expenses	3,095	3,308	1,824
Subcontractors	546	697	1,212
Materials	406	388	945
Operating lease expenses	252	208	189
Depreciation	300	211	130
Maintenance	135	223	136
Other	345	298	86
Research and development expenses gross	5,079	5,333	4,522
Less – grants from governments and others	(17)	(118)	(359)
Research and development expenses, net	$ 5,062	$ 5,215	$ 4,163